September 19, 1995




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Rule 24f-2 Notice for Series of
	Eaton Vance Municipals Trust
	with July 31 Fiscal Year Ends
	1933 Act File No. 33-572
	1940 Act File No. 811-4409


	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Municipals Trust hereby files its Rule 24f-2 Notice on behalf of its series with July 31 fiscal year ends.

	  (i) This Rule 24f-2 Notice is being filed for series of the Trust whose fiscal year ended July 31, 1995 ("Fiscal Year").

	 (ii) No shares of the Trust's series which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

	(iii) No shares of the Trust's series were registered during the Fiscal Year, other than pursuant to Rule 24f-2.

	 (iv) 16,307,247 shares of the Trust's series were sold during the Fiscal Year.

	  (v) 16,307,247 shares of the Trust's series were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

	In accordance with subsection (c) of Rule 24f-2, no fee is required since the Trust's series redemptions exceeded sales for the Fiscal Year.

Rule 24f-2 Notice for Series of                          Page 2
Eaton Vance Municipals Trust
with July 31 Fiscal Year Ends
1933 Act File No. 33-572
1940 Act File No. 811-4409





Aggregate Sale Price for Shares	                 $161,736,861
Sold During Fiscal Year Pursuant to
Rule 24f-2.

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year	                           	  $266,423,969


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Fund Pursuant to
	Rule 24e-2(a) in Filings Made
    	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940                 $ 0.00

Equals	                 					 ($104,687,108)


	Any questions regarding the matter should by addressed to James A. Thebado, Eaton Vance Management, 24 Federal Street,
Boston, Massachusetts  02110.


								Sincerely,

								Eaton Vance Management



								Barbara E. Campbell
								Assistant Vice President

OPINION OF COUNSEL


									September 25, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:	Rule 24f-2 Notice for Series of
	Eaton Vance Municipals Trust
	with July 31 Fiscal Year Ends
	1933 Act File No. 33-572
	1940 Act File no. 811-4409



Gentlemen:

	In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of 16,307,247 shares of the Trust's July 31 fiscal year end series sold in reliance upon said Rule 24f-2 during the fiscal year ended July 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


								Sincerely,

								Eaton Vance Management



								H. Day Brigham, Jr.

								Vice President and
								Chairman of the Management
								Committee
								Member of Massachusetts and
								New York Bars